Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Year	Summary Compensation Table Total for PEO (James D. Farley, Jr.) ($)	Summary Compensation Table Total for PEO (James P. Hackett) ($)	CAP to PEO (James D. Farley, Jr.) 4 ($)	CAP to PEO (James P. Hackett) 4 ($)	Average Summary Compensation Table Total for Non-PEO Named Executives 1 ($)	Average CAP to Non-PEO Named Executives 1,4 ($)	Value of Initial Fixed $100 Investment Based On:
							Total Shareholder Return ($)	Peer Group Total Shareholder Return 2 ($)	Net Income (in $M)	Company Adjusted EBIT Margin 3 (%)
2023	26,470,033	—	29,358,700	—	13,577,098	14,315,577	153	170	4,347	5.9
2022	20,996,146	—	(14,879,370)	—	12,379,576	(3,677,839)	132	128	(1,981)	6.6
2021	22,813,174	—	73,772,804	—	12,930,062	30,831,937	228	188	17,937	7.3
2020	11,802,054	16,728,505	8,310,761	9,825,786	9,684,547	3,384,069	96	151	(1,279)	2.0

1
The Non-PEO Named Executives for 2020 were John T. Lawler, William Clay Ford, Jr., Hau Thai-Tang, Kumar Galhotra, and Tim Stone; for 2021 were John T. Lawler, William Clay Ford, Jr., Michael Amend, and J. Doug Field; for 2022 were John T. Lawler, William Clay Ford, Jr., J. Doug Field, and Kumar Galhotra; and for 2023 were John T. Lawler, William Clay Ford, Jr., J. Doug Field, and Peter C. Stern.

2
The “Peer Group” referenced in this column is the Dow Jones Automobiles & Parts Titans 30 Index. This is the same index used to prepare the Company’s “Stock Performance Graph” included in our Annual Report on Form 10-K for the year ended December 31, 2023, but the TSR data in this table differs from the data included in the “Stock Performance Graph” because this table and the “Stock Performance Graph” measure the value of the initial fixed $100 investment over different time periods with different starting points.

3
Company adjusted EBIT Margin is a non-GAAP financial measure most comparable to U.S. GAAP’s “Company Net Income/(Loss) Margin.” Company adjusted EBIT Margin is Company adjusted EBIT divided by Company revenue. In turn, Company adjusted EBIT is a non-GAAP financial measure most comparable to U.S. GAAP’s “Net Income/(Loss). Company adjusted EBIT excludes interest on debt

(excluding Ford Credit Debt), taxes, and pre-tax special items. Our management ordinarily excludes special items from its review of the results of the operating segments for purposes of measuring segment profitability and allocating resources. Our categories of pre-tax special items and the applicable significance guideline for each item (which may consist of a group of items related to a single event or action) are as follows:
Pre-Tax Special Item	Significance Guideline

▪
Pension and OPEB remeasurement gains and losses

▪
Gains and losses on investments in equity securities

▪
Personnel expenses, supplier- and dealer-related costs, and facility-related charges stemming from our efforts to match production capacity and cost structure to market demand and changing model mix

▪
Other items that we do not necessarily consider to be indicative of earnings from ongoing operating activities

▪ No minimum ▪ No minimum ▪ Generally $100 million or more ▪ $500 million or more for individual field service actions; generally $100 million or more for other items
Company adjusted EBIT Margin is useful to management and investors because it allows users to evaluate our operating results aligned with industry reporting. Company adjusted EBIT is useful to management and investors because it focuses on underlying operating results and trends, and improves comparability of our period-over-period results. Please refer to page 77 of our Annual Report on Form 10-K for the year ended December 31, 2023 for a reconciliation of Company adjusted EBIT Margin to Company Net Income/(Loss) Margin and the underlying reconciliation of Net Income/(Loss) to Company adjusted EBIT.
4
As noted above, the values reported in these columns represent CAP, calculated in accordance with SEC rules. The values do not reflect the actual amount of compensation earned by or paid to our Named Executives during the applicable year. Numbers in the above table and the tables below may not sum due to rounding. To calculate CAP in accordance with SEC rules, the amounts shown in the tables below were added to, or deducted from, the applicable SCT Totals. For additional information on how the CAP values for 2020, 2021, and 2022 were calculated, please see Footnote 4 to the Pay versus Performance Table beginning on page 75 of our Proxy Statement for Ford’s Annual Meeting of Shareholders held May 11, 2023, filed with the SEC on March 31, 2023:

James D. Farley, Jr. 2023 SCT Total Compensation to CAP Reconciliation:
Year	SCT Total Compensation ($)	Less Grant Date Fair Value Of Equity-Based Awards ($)	Plus Value of Equity-Based Awards Calculated According to SEC Specified Methodology ($) i	CAP ($) ii
2023	26,470,033	20,329,795	23,218,462	29,358,700
Average Non-PEO Named Executive 2023 SCT Total Compensation to CAP Reconciliation:
Year	SCT Total Compensation ($)	Less Grant Date Fair Value of Equity-Based Awards and Aggregate Change in Present Value of Pension Benefit ($)	Plus Value of Equity-Based Awards Calculated According to SEC Specified Methodology ($) i	Plus Actuarially Determined Pension Service Cost and Prior Service Cost ($) ii,iii	CAP ($)
2023	13,577,098	10,993,626	11,677,419	54,686	14,315,577

i
Reflects the change in value of equity-based awards calculated in accordance with the SEC specified methodology for determining CAP for 2023. With respect to dividend equivalents that accrue on our equity awards, the value of such dividend equivalents is included in the values in this column. For more on how dividend equivalents accrue on our equity awards, see Policy on Dividend Equivalents on Equity Grants on page 63.

Supplemental Detail of PEO (James D. Farley, Jr.) Equity-Based Awards Change in Value for 2023:
Year	Type of Award	Fair Value of Reported Year’s Awards at Fiscal Year End (a) ($)	Change in Value of Prior Years’ Awards Unvested at Fiscal Year End (b) ($)	Change in Value of Prior Years’ Awards that Vested in Year Reported (c) ($)	Value of Awards Included in CAP for Year Reported (d) = (a) + (b) + (c) ($)
	RSUs	6,292,678	970,060	663,908	7,926,646
2023	PSUs	10,444,255	(940,288)	557,076	10,061,043
	Options a	—	—	5,230,773	5,230,773
	Total	16,736,933	29,772	6,451,757	23,218,462
Supplemental Detail of Average Non-PEO Named Executive Equity-Based Awards Change in Value for 2023:
Year	Type of Award	Fair Value of Reported Year’s Awards at Reported Year End (a) ($)	Change in Value of Prior Years’ Awards Unvested at Reported Year End (b) ($)	Change in Value of Prior Years’ Awards that Vested in Year Reported (c) ($)	Value of Awards Included in CAP for Year Reported (d) = (a) + (b) + (c) ($)
	RSUs	4,870,729	496,569	385,829	5,753,127
2023	PSUs	4,144,897	(115,604)	104,690	4,133,983
	Options a	—	—	1,790,308	1,790,308
	Total	9,015,626	380,965	2,280,827	11,677,419

a
As previously disclosed, the grant date fair value of the stock options granted to Messrs. Farley and Ford in 2020 was calculated using a Monte Carlo simulation. The same simulation was used to calculate the fair value of stock options for 2020. For 2021, 2022, and 2023 a Black Scholes model was used to calculate the fair value of stock as the price-based performance condition for the 2020 stock options was achieved on February 8, 2021.

ii
We do not report a change in pension value for Mr. Farley because he does not participate in any of our pension benefit plans.

iii
This column is included to show the addition of the actuarial present value of our Non-PEO Named Executives’ average service cost under pension plans attributable to services rendered during the noted year.

Company Selected Measure Name	CompanyAdjustedEBITMargin
Named Executive Officers, Footnote
The Non-PEO Named Executives for 2020 were John T. Lawler, William Clay Ford, Jr., Hau Thai-Tang, Kumar Galhotra, and Tim Stone; for 2021 were John T. Lawler, William Clay Ford, Jr., Michael Amend, and J. Doug Field; for 2022 were John T. Lawler, William Clay Ford, Jr., J. Doug Field, and Kumar Galhotra; and for 2023 were John T. Lawler, William Clay Ford, Jr., J. Doug Field, and Peter C. Stern.

Peer Group Issuers, Footnote
The “Peer Group” referenced in this column is the Dow Jones Automobiles & Parts Titans 30 Index. This is the same index used to prepare the Company’s “Stock Performance Graph” included in our Annual Report on Form 10-K for the year ended December 31, 2023, but the TSR data in this table differs from the data included in the “Stock Performance Graph” because this table and the “Stock Performance Graph” measure the value of the initial fixed $100 investment over different time periods with different starting points.

PEO Total Compensation Amount	$ 26,470,033
PEO Actually Paid Compensation Amount	$ 29,358,700
Adjustment To PEO Compensation, Footnote
As noted above, the values reported in these columns represent CAP, calculated in accordance with SEC rules. The values do not reflect the actual amount of compensation earned by or paid to our Named Executives during the applicable year. Numbers in the above table and the tables below may not sum due to rounding. To calculate CAP in accordance with SEC rules, the amounts shown in the tables below were added to, or deducted from, the applicable SCT Totals. For additional information on how the CAP values for 2020, 2021, and 2022 were calculated, please see Footnote 4 to the Pay versus Performance Table beginning on page 75 of our Proxy Statement for Ford’s Annual Meeting of Shareholders held May 11, 2023, filed with the SEC on March 31, 2023:

James D. Farley, Jr. 2023 SCT Total Compensation to CAP Reconciliation:
Year	SCT Total Compensation ($)	Less Grant Date Fair Value Of Equity-Based Awards ($)	Plus Value of Equity-Based Awards Calculated According to SEC Specified Methodology ($) i	CAP ($) ii
2023	26,470,033	20,329,795	23,218,462	29,358,700
Reflects the change in value of equity-based awards calculated in accordance with the SEC specified methodology for determining CAP for 2023. With respect to dividend equivalents that accrue on our equity awards, the value of such dividend equivalents is included in the values in this column. For more on how dividend equivalents accrue on our equity awards, see Policy on Dividend Equivalents on Equity Grants on page 63.

Supplemental Detail of PEO (James D. Farley, Jr.) Equity-Based Awards Change in Value for 2023:
Year	Type of Award	Fair Value of Reported Year’s Awards at Fiscal Year End (a) ($)	Change in Value of Prior Years’ Awards Unvested at Fiscal Year End (b) ($)	Change in Value of Prior Years’ Awards that Vested in Year Reported (c) ($)	Value of Awards Included in CAP for Year Reported (d) = (a) + (b) + (c) ($)
	RSUs	6,292,678	970,060	663,908	7,926,646
2023	PSUs	10,444,255	(940,288)	557,076	10,061,043
	Options a	—	—	5,230,773	5,230,773
	Total	16,736,933	29,772	6,451,757	23,218,462
As previously disclosed, the grant date fair value of the stock options granted to Messrs. Farley and Ford in 2020 was calculated using a Monte Carlo simulation. The same simulation was used to calculate the fair value of stock options for 2020. For 2021, 2022, and 2023 a Black Scholes model was used to calculate the fair value of stock as the price-based performance condition for the 2020 stock options was achieved on February 8, 2021.
ii
We do not report a change in pension value for Mr. Farley because he does not participate in any of our pension benefit plans.

iii
This column is included to show the addition of the actuarial present value of our Non-PEO Named Executives’ average service cost under pension plans attributable to services rendered during the noted year.

Non-PEO NEO Average Total Compensation Amount	$ 13,577,098	$ 12,379,576	$ 12,930,062	$ 9,684,547
Non-PEO NEO Average Compensation Actually Paid Amount	$ 14,315,577	(3,677,839)	30,831,937	3,384,069
Adjustment to Non-PEO NEO Compensation Footnote
As noted above, the values reported in these columns represent CAP, calculated in accordance with SEC rules. The values do not reflect the actual amount of compensation earned by or paid to our Named Executives during the applicable year. Numbers in the above table and the tables below may not sum due to rounding. To calculate CAP in accordance with SEC rules, the amounts shown in the tables below were added to, or deducted from, the applicable SCT Totals. For additional information on how the CAP values for 2020, 2021, and 2022 were calculated, please see Footnote 4 to the Pay versus Performance Table beginning on page 75 of our Proxy Statement for Ford’s Annual Meeting of Shareholders held May 11, 2023, filed with the SEC on March 31, 2023:
Average Non-PEO Named Executive 2023 SCT Total Compensation to CAP Reconciliation:
Year	SCT Total Compensation ($)	Less Grant Date Fair Value of Equity-Based Awards and Aggregate Change in Present Value of Pension Benefit ($)	Plus Value of Equity-Based Awards Calculated According to SEC Specified Methodology ($) i	Plus Actuarially Determined Pension Service Cost and Prior Service Cost ($) ii,iii	CAP ($)
2023	13,577,098	10,993,626	11,677,419	54,686	14,315,577

i
Reflects the change in value of equity-based awards calculated in accordance with the SEC specified methodology for determining CAP for 2023. With respect to dividend equivalents that accrue on our equity awards, the value of such dividend equivalents is included in the values in this column. For more on how dividend equivalents accrue on our equity awards, see Policy on Dividend Equivalents on Equity Grants on page 63.
Supplemental Detail of Average Non-PEO Named Executive Equity-Based Awards Change in Value for 2023:
Year	Type of Award	Fair Value of Reported Year’s Awards at Reported Year End (a) ($)	Change in Value of Prior Years’ Awards Unvested at Reported Year End (b) ($)	Change in Value of Prior Years’ Awards that Vested in Year Reported (c) ($)	Value of Awards Included in CAP for Year Reported (d) = (a) + (b) + (c) ($)
	RSUs	4,870,729	496,569	385,829	5,753,127
2023	PSUs	4,144,897	(115,604)	104,690	4,133,983
	Options a	—	—	1,790,308	1,790,308
	Total	9,015,626	380,965	2,280,827	11,677,419

a
As previously disclosed, the grant date fair value of the stock options granted to Messrs. Farley and Ford in 2020 was calculated using a Monte Carlo simulation. The same simulation was used to calculate the fair value of stock options for 2020. For 2021, 2022, and 2023 a Black Scholes model was used to calculate the fair value of stock as the price-based performance condition for the 2020 stock options was achieved on February 8, 2021.
ii
We do not report a change in pension value for Mr. Farley because he does not participate in any of our pension benefit plans.

iii
This column is included to show the addition of the actuarial present value of our Non-PEO Named Executives’ average service cost under pension plans attributable to services rendered during the noted year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Critical Performance Measures
The seven measures listed below represent the most important financial and non-financial performance measures used to tie 2023 executive compensation to Company performance. The measures in this table are not ranked. For a discussion of each of these performance measures and how they tie to our performance-based compensation practices, refer to the CD&A, beginning on page 41.
Most Important Financial and Non-Financial Performance Measures
Company Adjusted EBIT Margin Company Adjusted EBIT Company Adjusted Free Cash Flow Adjusted Return on Invested Capital Company Revenue Quality rTSR of 2023 PSU TSR Peer Group

*
See Long-Term Incentive Plan, beginning on page 51, for more information about the structure of our PSU grants and the peer group used for measuring rTSR for PSUs.

Total Shareholder Return Amount	$ 153	132	228	96
Peer Group Total Shareholder Return Amount	170	128	188	151
Net Income (Loss)	$ 4,347	$ (1,981)	$ 17,937	$ (1,279)
Company Selected Measure Amount	5.9	6.6	7.3	2
PEO Name	James D. Farley, Jr.
Measure:: 1
Pay vs Performance Disclosure
Name	Company Adjusted EBIT Margin
Non-GAAP Measure Description
Company adjusted EBIT Margin is a non-GAAP financial measure most comparable to U.S. GAAP’s “Company Net Income/(Loss) Margin.” Company adjusted EBIT Margin is Company adjusted EBIT divided by Company revenue. In turn, Company adjusted EBIT is a non-GAAP financial measure most comparable to U.S. GAAP’s “Net Income/(Loss). Company adjusted EBIT excludes interest on debt

(excluding Ford Credit Debt), taxes, and pre-tax special items. Our management ordinarily excludes special items from its review of the results of the operating segments for purposes of measuring segment profitability and allocating resources. Our categories of pre-tax special items and the applicable significance guideline for each item (which may consist of a group of items related to a single event or action) are as follows:
Pre-Tax Special Item	Significance Guideline

▪
Pension and OPEB remeasurement gains and losses

▪
Gains and losses on investments in equity securities

▪
Personnel expenses, supplier- and dealer-related costs, and facility-related charges stemming from our efforts to match production capacity and cost structure to market demand and changing model mix

▪
Other items that we do not necessarily consider to be indicative of earnings from ongoing operating activities

▪ No minimum ▪ No minimum ▪ Generally $100 million or more ▪ $500 million or more for individual field service actions; generally $100 million or more for other items
Company adjusted EBIT Margin is useful to management and investors because it allows users to evaluate our operating results aligned with industry reporting. Company adjusted EBIT is useful to management and investors because it focuses on underlying operating results and trends, and improves comparability of our period-over-period results. Please refer to page 77 of our Annual Report on Form 10-K for the year ended December 31, 2023 for a reconciliation of Company adjusted EBIT Margin to Company Net Income/(Loss) Margin and the underlying reconciliation of Net Income/(Loss) to Company adjusted EBIT.

Measure:: 2
Pay vs Performance Disclosure
Name	Company Adjusted EBIT
Measure:: 3
Pay vs Performance Disclosure
Name	Company Adjusted Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Return on Invested Capital
Measure:: 5
Pay vs Performance Disclosure
Name	Company Revenue
Measure:: 6
Pay vs Performance Disclosure
Name	Quality
Measure:: 7
Pay vs Performance Disclosure
Name	rTSR of 2023 PSU TSR Peer Group
James D. Farley, Jr. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 26,470,033	$ 20,996,146	$ 22,813,174	$ 11,802,054
PEO Actually Paid Compensation Amount	29,358,700	(14,879,370)	73,772,804	8,310,761
James P. Hackett [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				16,728,505
PEO Actually Paid Compensation Amount				$ 9,825,786
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,329,795)
PEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,218,462
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,736,933
PEO | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year Restricted Stock Awards Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,292,678
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,772
PEO | Equity Awards Adjustments Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years Restricted Stock Awards Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	970,060
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,451,757
PEO | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year Restricted Stock Awards Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	663,908
PEO | Total Equity Awards Adjustments Restricted Stock Awards Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,926,646
PEO | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,444,255
PEO | Equity Awards Adjustments Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(940,288)
PEO | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	557,076
PEO | Total Equity Awards Adjustments Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,061,043
PEO | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Equity Awards Adjustments Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,230,773
PEO | Total Equity Awards Adjustments Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,230,773
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,753,127
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,993,626)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,677,419
Non-PEO NEO | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	54,686
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,015,626
Non-PEO NEO | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year Restricted Stock Awards Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,870,729
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	380,965
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years Restricted Stock Awards Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	496,569
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,280,827
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year Restricted Stock Awards Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	385,829
Non-PEO NEO | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,144,897
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(115,604)
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	104,690
Non-PEO NEO | Total Equity Awards Adjustments Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,133,983
Non-PEO NEO | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,790,308
Non-PEO NEO | Total Equity Awards Adjustments Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,790,308